Stock-Based Compensation Plans - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jan. 31, 2026
Stock-Based Compensation Plans
Amount before allocation of valuation allowances of deferred tax asset	$ 2.1		$ 2.1		$ 1.6
Tax expense in connection with stock options exercised	$ 0.5
Tax benefit realized in connection with stock options exercised		$ 0.1	$ 0.5	$ 0.1
Number of stock options outstanding (in shares)	2,215,613		2,215,613		1,555,101
Granted, shares (in shares)	31,995	50,750	778,487	382,191
Weighted average grant-date fair value of options (in dollars per share)			$ 21.59	$ 30.55
Intrinsic value of options	$ 0.2	$ 5.6	$ 3.1	$ 12.4
Stock options
Stock-Based Compensation Plans
Total unrecognized compensation cost	24.9		$ 24.9
Weighted average period (year)			2 years 9 months 18 days
Grant-date fair value of options (in dollars per share)	0.3		$ 0.4
PSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	20.9		$ 20.9
Weighted average period (year)			2 years 1 month 6 days
Fair value other than options (in dollars per share)	0.0		$ 10.8
RSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	9.6		$ 9.6
Weighted average period (year)			2 years
Grant-date fair value of options (in dollars per share)	$ 0.0		$ 0.0
Shareholder-approved stock options plan
Stock-Based Compensation Plans
Number of stock options outstanding (in shares)	2,215,613		2,215,613
Number of shares available for grant (in shares)	1,057,748		1,057,748
Deferred share unit plan
Stock-Based Compensation Plans
Deferred share units outstanding number (in shares)	316,875		316,875		301,043
Deferred compensation share-based arrangements, liability, current and noncurrent	$ 23.1		$ 23.1		$ 22.5
Deferred share units grants in period (in shares)			20,146
Deferred share units compensation expense (recovery)	2.3	0.9	$ 1.6	(4.4)
Cash-settled restricted share unit
Stock-Based Compensation Plans
Total unrecognized compensation cost	1.6		1.6		0.8
Deferred compensation share-based arrangements, liability, current and noncurrent	0.2		0.2		$ 0.1
Cash settled restricted share units compensation expense	$ 0.2	$ 0.2	$ 0.3	$ 0.4